Assets Held For Sale (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Mar. 10, 2015
Current assets
Accounts receivables, net	$ 78	$ 0
Total current assets	134	0
Non-current assets
Total non-current assets	1,105	0
Total assets	1,239	0
Current liabilities
Total current liabilities	(58)	0
Non-current liabilities
Total non-current liabilities	(50)	0
SeaMex Limited
Current assets
Cash and cash equivalents	27
Accounts receivables, net	78
Deferred tax assets	9
Other current assets	20
Total current assets	134
Non-current assets
Drilling units	965
Deferred tax assets LT	5
Goodwill	49
Other non-current assets	86
Total non-current assets	1,105
Total assets	1,239
Current liabilities
Trade accounts payable	(2)
Other current liabilities	(56)
Total current liabilities	(58)
Non-current liabilities
Other non-current liabilities	(50)
Total non-current liabilities	(50)
Total liabilities	$ (108)
SeaMex Limited | Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Third party ownership interest			50.00%
Ownership interest, percentage			50.00%
SeaMex Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest prior to disposal	100.00%